Lease (Details) - Schedule of Supplemental Noncash Information ¥ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Schedule of Supplemental Noncash Information [Abstract]
Operating lease liabilities arising from obtaining ROU assets			¥ 766
ROU assets disposed as reduction of operating lease liabilities due to lease termination			¥ 84,770